Employee Benefit Plan (Details)	12 Months Ended
Jun. 30, 2017 USD ($)
Employee Benefit Plan (Textual)
Description of employee benefit plan	The Company matches 50% of the first 6% contributed to the plan by employees.
Employer contribution amount	$ 99,000